Derivatives (Tables)	12 Months Ended
Sep. 30, 2018
Derivatives [Abstract]
Schedule Of Interest Rate Swap Derivative Financial Instruments

	2018		2017
(in millions)	Notional Amount	Remaining Years	Notional Amount	Remaining Years
Interest rate swaps - fixed	$300.0	1.6	$300.0	2.6

Schedule Of Commodity Swap Contracts Outstanding

	2018		2017
(in millions, except notional)	Notional	Contract Value	Notional	Contract Value
Brass swap contracts	1.0 Tons	$5.6	1.3 Tons	$6.6

Schedule Of Fair Value Of Outstanding Derivative Instruments

(in millions)	Line Item	2018	2017
Derivative Assets
Commodity swaps - designated as hedge	Other receivables	$—	$0.6
Interest rate swaps - designated as hedge	Other receivables	1.8	—
Interest rate swaps - designated as hedge	Deferred charges and other	1.0	0.4
Foreign exchange contracts - designated as hedge	Other receivables	5.5	—
Foreign exchange contracts - designated as hedge	Deferred charges and other	0.2	0.2
Foreign exchange contracts - not designated as hedge	Other receivables	0.4	0.3
Total Derivative Assets		$8.9	$1.5
Derivative Liabilities
Commodity swaps - designated as hedge	Accounts payable	$0.4	$—
Interest rate swaps - designated as hedge	Other current liabilities	—	0.5
Interest rate swaps - designated as hedge	Accrued interest	(0.3)	0.2
Foreign exchange contracts - designated as hedge	Accounts payable	0.3	13.1
Foreign exchange contracts - designated as hedge	Other long term liabilities	0.2	1.6
Foreign exchange contracts - not designated as hedge	Accounts payable	0.2	0.1
Total Derivative Liabilities		$0.8	$15.5

Summary Of Loss Associated With Derivative Contracts Not Designated As Hedges

	Effective Portion
For the year ended				Reclassified to	Ineffective portion
September 30, 2018	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Continuing Operations		Discontinued
(in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)	Operations
Interest rate swaps	$4.0	Interest expense	$—	$1.1	Interest expense	$—	$1.2
Commodity swaps	(4.5)	Cost of goods sold	0.7	2.4	Cost of goods sold	—	—
Net investment hedge	6.2	Other non-operating expense	—	—	Other non-operating expense	—	—
Foreign exchange contracts	(0.1)	Net sales	0.1	—	Net sales	—	—
Foreign exchange contracts	10.8	Cost of goods sold	(9.3)	(1.9)	Cost of goods sold	—	—
Total	$16.4		$(8.5)	$1.6		$—	$1.2

	Effective Portion
For the year ended				Reclassified to	Ineffective portion
September 30, 2017	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Continuing Operations		Discontinued
(in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)	Operations
Interest rate swaps	$(0.7)	Interest expense	$(1.3)	$—	Interest expense	$—	$—
Commodity swaps	6.2	Cost of goods sold	0.7	4.7	Cost of goods sold	—	—
Net investment hedge	(24.0)	Other non-operating expense	—	—	Other non-operating expense	—	—
Foreign exchange contracts	0.4	Net sales	(0.1)	—	Net sales	—	—
Foreign exchange contracts	(13.5)	Cost of goods sold	6.4	0.4	Cost of goods sold	—	—
Total	$(31.6)		$5.7	$5.1		$—	$—

	Effective Portion
For the year ended				Reclassified to	Ineffective portion
September 30, 2016	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Continuing Operations		Discontinued
(in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)	Operations
Interest rate swaps	$(0.4)	Interest expense	$(1.9)	$—	Interest expense	$—	$—
Commodity swaps	4.5	Cost of goods sold	(1.4)	(2.3)	Cost of goods sold	—	—
Net investment hedge	0.6	Other non-operating expense	—	—	Other non-operating expense	—	—
Foreign exchange contracts	(0.4)	Net sales	(0.2)	—	Net sales	—	—
Foreign exchange contracts	6.8	Cost of goods sold	6.6	0.3	Cost of goods sold	—	—
Total	$11.1		$3.1	$(2.0)		$—	$—

Summary Of Impact Of Derivative Instruments

(in millions)	Line Item	2018	2017	2016
Foreign exchange contracts	Other non-operating (income) expense	$(2.3)	$0.8	$0.1